INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets, Net
Intangible assets consist of the following as of December 31, 2016:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$109,543	$(98,354)	$11,189
Facilities lease	19	33,500	(20,377)	13,123
Patents and other core technology rights	9	15,100	(13,903)	1,197
Trade name	9	7,520	(6,064)	1,456
Customer relationships	15	2,600	(1,436)	1,164
Others	--	1,000	(1,000)	--
Total identifiable intangible assets		$169,263	$(141,134)	$28,129

Intangible assets consist of the following as of December 31, 2015:

	Useful Life (years)	Cost	Accumulated Amortization	Net
Technologies	4;5;9	$106,363	$(93,048)	$13,315
Facilities lease	19	33,500	(19,089)	14,411
Patents and other core technology rights	9	15,100	(12,225)	2,875
Trade name	9	7,455	(5,000)	2,455
Customer relationships	15	2,600	(1,263)	1,337
Others	--	1,000	(925)	75
Total identifiable intangible assets		$166,018	$(131,550)	$34,468